Fees Summary	Aug. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 499,925,000.00
Previously Paid Amount	0.00
Total Fee Amount	69,039.65
Total Offset Amount	0.00
Net Fee	69,039.65
Narrative - Max Aggregate Offering Price	$ 499,925,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true